Borrowings - Schedule of maturity analysis of non-current borrowings (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
NON-CURRENT BORROWINGS	€ 132,768	€ 87,227
Current borrowings	44,079	11,580
TOTAL BORROWINGS	176,847	98,806
Between 1 and 3 years
Disclosure of detailed information about borrowings [line items]
NON-CURRENT BORROWINGS	62,378	57,838
Between 3 and 5 years
Disclosure of detailed information about borrowings [line items]
NON-CURRENT BORROWINGS	70,390	28,765
Over 5 years
Disclosure of detailed information about borrowings [line items]
NON-CURRENT BORROWINGS	€ 0	€ 624